Events after the Reporting Period - Additional Information (Detail) $ in Millions	Feb. 12, 2019 USD ($)
Major business combination [member] | Six Senses Hotels Resorts Spas [member]
Disclosure of Events After Reporting Period [line items]
Cash paid on acquisition	$ 300